Lease Liabilities	9 Months Ended
Sep. 30, 2020
Lease liabilities [abstract]
DisclosureOfLeases Explanatory
7. Lease liabilities
Total lease liabilities included in the Consolidated Balance Sheets are as follows:

	Nine months ended September 30, 2020	Year ended December 31, 2019
Balance, beginning of period	$114	$136
Additions (terminations)	(97)	1
Unwinding of discount on lease liabilities	1	7
Lease payments	(5)	(30)

Balance, end of period	$13	$114

Current portion	$5	$29
Long-term portion	$8	$85

In the first quarter of 2020, the Company entered into an amending agreement with our building landlord which resulted in renewed lease terms for our Calgary office space. The revised agreement no longer meets the criteria to be classified as a lease liability, thus the office lease portion has been removed. The office lease provision referenced in Note 8 has been adjusted to reflect the revised appropriate accounting treatment.
The following table sets out a maturity analysis of lease payments, disclosing the undiscounted balance after September 30, 2020:

	2020	2021	2022	2023	2024	Thereafter	Total
Transportation	$1	$3	$2	$—	$—	$—	$6
Vehicle	—	2	1	1	—	—	4
Surface	—	—	—	—	—	6	6

Total	$1	$5	$3	$1	$—	$6	$16

Amounts recognized in Consolidated Statements of Income (Loss) and Consolidated Statements of Cash Flows
The Company recorded $nil of income from
sub-leases
related to our
right-of-use
assets. Expenses related to short-term leases and leases of
low-value
assets were insignificant during the period.